Fair Value Measurements - Asset and Liability Measured at Fair Value Measured on Recurring Basis (Detail) - USD ($) $ in Millions		Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets
Available for sale customer trust funds assets		$ 1,720.1	$ 1,782.1	$ 1,755.4
Total assets measured at fair value		1,720.1	1,782.1	1,755.4
Fair Value, Inputs, Level 2 [Member]
Assets
Available for sale customer trust funds assets	[1]	1,720.1	1,782.1	1,755.4
Total assets measured at fair value		$ 1,720.1	$ 1,782.1	$ 1,755.4

[1]	Fair value is based on inputs that are observable for the asset or liability, other than quoted prices.